Details of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
Consolidated Statement of Cash Flows [Abstract]
DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

6.  DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2011	2010

Bank term deposits, bankers’ acceptances and government paper	$968	$1,565
Cash	357	316

	$1,325	$1,881

[b]	Items not involving current cash flows:

	2011	2010	2009

Depreciation and amortization	$686	$656	$725
Other non-cash charges	230	129	145
Amortization of other assets included in cost of goods sold	80	67	74
Long-lived asset impairments [note 4]	21	23	183
Amortization of employee wage buydown	6	19	27
Fair value gain on deconsolidation [note 3, 4]	—	(16)	—
Curtailment gain [note 4, 16]	—	—	(26)
Deferred income taxes [note 12]	(76)	(26)	19
Equity income	(121)	(132)	(112)

	$826	$720	$1,035

[c]	Changes in non-cash operating assets and liabilities:

	2011	2010	2009

Accounts receivable	$(909)	$(589)	$(38)
Inventories	(282)	(164)	14
Income taxes (payable) receivable	(29)	212	134
Prepaid expenses and other	(49)	(9)	6
Accounts payable	475	550	226
Accrued salaries and wages	80	93	(273)
Other accrued liabilities	87	65	(118)
Deferred revenue	(4)	(3)	(14)

	$(631)	$155	$(63)